Share Capital and Reserves - Summary of Final and Interim Dividend (Detail) - € / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Number of shares	1,841,430	2,563,542	6,544,869
Final Dividends [member]
Disclosure of classes of share capital [line items]
Number of shares	1,841,430	433,046	5,301,827
Price per share	€ 27.47	€ 33.08	€ 24.69
Interim Dividends [member]
Disclosure of classes of share capital [line items]
Number of shares		2,130,496	1,243,042
Price per share		€ 29.24	€ 29.41